INCOME TAXES - Schedule of Net Deferred Income Tax Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax	$ (710.0)	$ (643.0)	$ 201.5
To be settled within one year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax	(1.5)	(1.7)
To be settled beyond one year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax	$ (708.5)	$ (641.3)